Interest and Finance Costs - Unaudited interim condensed consolidated statements of comprehensive income (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Interest and Finance Costs
Interest expense (Note 5)		$ 10,366,000	$ 17,590,000
Amortization of deferred financing fees		267,000	734,000
Series B Preferred Units Interest (Note 8)	$ 529,000	529,000
Other			77,000
Total		$ 11,162,000	$ 18,401,000